Other Assets - Affordable Housing and Other Tax Credit Investment Partnerships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Provision for income taxes
Affordable housing and other tax credit investment partnership interests
Amortization	$ 3.3	$ 3.1
Other assets
Affordable housing and other tax credit investment partnership interests
Investment partnership interest	$ 16.0	$ 15.0